Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value	$ 0.20	$ 0.20	$ 0.20
Common stock, shares authorized	9,290,000	9,290,000	9,290,000
Common stock, shares issued	2,688,541	2,688,541	2,236,615
Common stock, shares outstanding	2,688,541	2,688,541	2,236,615
Treasury stock, shares		90	90
Accounts receivable, allowance for credit loss	$ 0	$ 0	$ 0
Convertible debt, net of discount	350,001	0
Warrant discount	1,027,450	0
Accrued interest	$ 130,192	$ 0
Series A-1 Preferred Stock [Member]
Preferred stock par value	$ 0.20	$ 0.20	$ 0.20
Preferred stock, par authorized	260,000	260,000	260,000
Preferred stock, shares issued	7,130	6,630	5,474
Preferred stock, shares outstanding	7,130	6,630	5,474
Liquidation preference, value	$ 115,834	$ 138,414	$ 118,741
Series B Preferred Stock [Member]
Preferred stock par value	$ 0.20	$ 0.20	$ 0.20
Preferred stock, par authorized	370,000	370,000	370,000
Preferred stock, shares issued	12,481	12,481	12,481
Preferred stock, shares outstanding	12,481	12,481	12,481
Liquidation preference, value	$ 528,908	$ 595,245	$ 274,939
Previously Reported [Member]
Common stock par value		$ 0.20
Common stock, shares authorized		9,290,000
Common stock, shares issued		2,688,541
Previously Reported [Member] | Series A-1 Preferred Stock [Member]
Preferred stock par value		$ 0.20
Preferred stock, par authorized		260,000
Preferred stock, shares issued		6,630
Preferred stock, shares outstanding		6,630
Liquidation preference, value		$ 138,414
Previously Reported [Member] | Series B Preferred Stock [Member]
Preferred stock par value		$ 0.20
Preferred stock, par authorized		370,000
Preferred stock, shares issued		12,481
Preferred stock, shares outstanding		12,481
Liquidation preference, value		$ 595,245